ORGANIZATION - Electric Sales (Details) MWh in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2015 USD ($) MWh customer	Dec. 31, 2014 USD ($) MWh customer	Dec. 31, 2013 USD ($) MWh
Electricity sales
Total megawatt-hours sold | MWh	17.8	18.7	18.6
Total electric sales | $	$ 1.2	$ 1.3	$ 1.3
Energy resources, percentage supplied by generation	63.00%	63.00%	64.00%
Members
Electricity sales
Number of Members | customer	44	44
Total Megawatt-Hours | Customer Concentration | Members
Electricity sales
Percentage of benchmark	89.00%	85.00%	86.00%
Electric sales provided by generation | Customer Concentration | Members
Electricity sales
Percentage of benchmark	90.00%	85.00%	86.00%